Warrants - Schedule of Fair Value of Warrants Liabilities (Details)	Jun. 30, 2023 $ / shares Y	Dec. 31, 2022 $ / shares Y
Fair Value of Warrants | Minimum
Warrants
Warrants measurement input	1.28
Fair Value of Warrants | Maximum
Warrants
Warrants measurement input	2.57
Exercise price | Minimum
Warrants
Warrants measurement input	0.61	1.00
Exercise price | Maximum
Warrants
Warrants measurement input	0.96	1.05
Risk free interest rate | Minimum
Warrants
Warrants measurement input	4.09	2.09
Risk free interest rate | Maximum
Warrants
Warrants measurement input	4.49	4.05
Expected volatility | Minimum
Warrants
Warrants measurement input	85.88	53.22
Expected volatility | Maximum
Warrants
Warrants measurement input	92.90	104.50
Expected term
Warrants
Warrants measurement input | Y	3
Expected term | Minimum
Warrants
Warrants measurement input | Y		1
Expected term | Maximum
Warrants
Warrants measurement input | Y		3